UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    February 3, 2012

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		92

Form 13F Information Table Value Total:		$95,589,279

List of Other Included Managers:

NONE

                                      TITLE                       VALUE       SHARES/       SHRS/          INVS
NAME OF ISSUER                      OF CLASS         CUSIP       (X$1000)       PRN          PRN           DSCR
---------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                    COM         002824100           1459        25950     SHRS          SOLE
Accenture                              COM         G1150G111           1224        23000     SHRS          SOLE
Aflac Inc                              COM         001055102            428         9900     SHRS          SOLE
Allergan Inc.                          COM         018490102           2343        26700     SHRS          SOLE
American Movil SA                      ADR         02364W105            402        17800     SHRS          SOLE
American Tower Reit Inc                COM         03027X100           2832        47200     SHRS          SOLE
Anheuser-Busch InBev                   ADR         03524A108            823        13500     SHRS          SOLE
Apache Corp                            COM         037411105           1091        12050     SHRS          SOLE
Apple Corp.                            COM         037833100            492         1215     SHRS          SOLE
Banco Santander SA                     ADR         05964H105            734        97571     SHRS          SOLE
Becton Dickinson & Co                  COM         075887109            870        11650     SHRS          SOLE
Blackrock Inc.                         COM         09247X101           1141         6400     SHRS          SOLE
Boeing Company                         COM         097023105            246         3350     SHRS          SOLE
Canadian Natl Railway                  COM         136375102           1406        17900     SHRS          SOLE
CenturyLink                            COM         156700106           1737        46700     SHRS          SOLE
Cerner Corp                            COM         156782104            260         4250     SHRS          SOLE
Chevrontexaco Corp                     COM         166764100            209         1965     SHRS          SOLE
China Mobile LTD                       ADR         16941M109            529        10900     SHRS          SOLE
Cinemark                               COM         227111101            627        33900     SHRS          SOLE
Cisco Systems Inc.                     COM         17275R102            262        14500     SHRS          SOLE
Consol Energy Inc                      COM         20854P109           1600        43600     SHRS          SOLE
Copano Energy Llc                      COM         217202100            428        12500     SHRS          SOLE
Covance Inc                            COM         222816100           1269        27750     SHRS          SOLE
Cummins Inc.                           COM         231021106           1166        13250     SHRS          SOLE
Deere Company                          COM         244199105           1292        16700     SHRS          SOLE
Discovery Comm. Cl A                   COM         25470f104           1082        26400     SHRS          SOLE
Dr. Pepper Snapple                     COM         256131301            349         8850     SHRS          SOLE
Eaton Corporation                      COM         278058102           1210        27800     SHRS          SOLE
Ecolab Inc.                            COM         278865100           2896        50100     SHRS          SOLE
EMC Corporation                        COM         268648102           2942       136600     SHRS          SOLE
Encana Corporation                     ADR         292505104            477        25750     SHRS          SOLE
Endesa, S.A.                           ADR         29244T101            244         5500     SHRS          SOLE
Express Scripts Inc.                   COM         302182100           1081        24200     SHRS          SOLE
FedEx Corp                             COM         31428X106            877        10500     SHRS          SOLE
Fiserv Inc. Wisc.                      COM         337738108           1988        33850     SHRS          SOLE
Freeport McMoran Copper A              COM         35671D857           1104        30000     SHRS          SOLE
Google Inc Class A                     COM         38259P508            346          535     SHRS          SOLE
Hasbro Inc.                            COM         418056107            501        15700     SHRS          SOLE
Helmerich & Payne Inc                  COM         423452101            651        11150     SHRS          SOLE
Hewlett-Packard Company                COM         428236103            689        26750     SHRS          SOLE
Home Depot Inc.                        COM         437076102           1955        46500     SHRS          SOLE
J. M. Smucker Co.                      COM         832696405           1415        18100     SHRS          SOLE
J.P. Morgan Chase & Co.                COM         46625H100            773        23250     SHRS          SOLE
Johnson & Johnson                      COM         478160104           1259        19200     SHRS          SOLE
Johnson Controls Inc.                  COM         478366107           1604        51300     SHRS          SOLE
Kite Realty Group                      COM         49803T102             63        14000     SHRS          SOLE
Marsh and McLennan Cos.                COM         571748102           1436        45400     SHRS          SOLE
MasterCard                             COM         57636Q104           3290         8825     SHRS          SOLE
Maxim Integrated Products, Inc         COM         57772K101           1190        45700     SHRS          SOLE
McDonalds                              COM         580135101           1387        13820     SHRS          SOLE
Microsoft Corporation                  COM         594918104           1519        58500     SHRS          SOLE
Millicom Intl Cellular                 ADR         L6388F110            323         3200     SHRS          SOLE
Monsanto                               COM         61166W101           1647        23500     SHRS          SOLE
New York Cmnty Bancorp                 COM         649445103           1147        92700     SHRS          SOLE
NextEra Energy Inc.                    COM         65339F101            298         4900     SHRS          SOLE
Norfolk Southern Corp                  COM         655844108           2211        30350     SHRS          SOLE
Novartis A G Spon ADR                  ADR         66987V109           1764        30850     SHRS          SOLE
NYSE Euronext                          COM         629491101           2049        78500     SHRS          SOLE
OmniVision Technologies                COM         682128103            217        17750     SHRS          SOLE
Pentair Inc                            COM         709631105            816        24500     SHRS          SOLE
PepsiCo Inc.                           COM         713448108           2180        32850     SHRS          SOLE
Petroleo Brasileiro Adrf               ADR         71654V408            914        36800     SHRS          SOLE
Potash Corp.                           COM         73755L107            669        16200     SHRS          SOLE
Procter & Gamble                       COM         742718109           1728        25900     SHRS          SOLE
Qualcomm Inc                           COM         747525103           1474        26950     SHRS          SOLE
Questar Corporation                    COM         748356102           1172        59000     SHRS          SOLE
Raytheon Co.                           COM         755111507            897        18550     SHRS          SOLE
Schlumberger Ltd.                      ADR         806857108           1786        26150     SHRS          SOLE
Steel Dynamics, Inc.                   COM         858119100            551        41900     SHRS          SOLE
Stericycle Inc.                        COM         858912108            795        10200     SHRS          SOLE
Stryker Corp                           COM         863667101            621        12500     SHRS          SOLE
Teva Pharmaceuticals                   ADR         881624209            581        14400     SHRS          SOLE
Thermo Fisher Scientific               COM         883556102           1520        33800     SHRS          SOLE
Toronto Dominion Bank                  ADR         891160509            729         9750     SHRS          SOLE
Total S.A.                             ADR         286269105            861        16850     SHRS          SOLE
Transocean                             COM         893817106            720        18750     SHRS          SOLE
Tupperware Corp                        COM         899896104            772        13800     SHRS          SOLE
United Technologies Corp.              COM         913017109            855        11700     SHRS          SOLE
Vale SA                                ADR         204412209           1139        53100     SHRS          SOLE
Waste Management Inc.                  COM         94196L109           2002        61200     SHRS          SOLE
Whirlpool Corp                         COM         963320106            892        18800     SHRS          SOLE
Xerox Corporation                      COM         984121103            557        70000     SHRS          SOLE
Bk. of Amer. Conv. Pfd.                PFD         060505682            374          475     SHRS          SOLE
ACWI ex-US International               COM         464288257            134        11525     SHRS          SOLE
Alerian MLP ETF                        COM         00162Q866            299        18000     SHRS          SOLE
BLDRS Emerging Market 50 ADR           COM         09348R300            966        25370     SHRS          SOLE
iShares MSCI EAFE                      COM         464287465            585        11808     SHRS          SOLE
iShares S&P Midcap 400                 COM         464287507            263         3000     SHRS          SOLE
iShares S&P Smallcap 600               COM         464287804            386         5650     SHRS          SOLE
Market Vectors Agribusiness ETF        COM         5706OU605            243         5150     SHRS          SOLE
Midcap S&P SPDR                        COM         595635103            494         3095     SHRS          SOLE
SPDR S&P 500 Index                     COM         78462F103            760         6052     SHRS          SOLE
